Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

Litigations Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

On September 21, 2018, ATSCO, Inc., a vendor, filed a lawsuit with the Superior Court seeking payment of $809,520 plus legal costs for disputed invoices to the Company dated from 2015 to June 30, 2018. The Company had entered into a Services and Material Supply Agreement (“Agreement”), dated March 4, 2016 for ATSCO to supply porcine and bovine tissue to the Company. On January 18, 2019, the Orange County Superior Court granted a Right to Attach Order and Order for Issuance of Writ of Attachment in the amount of $810,055 (the “Disputed Amount”) and on March 21, 2019, the Santa Clara, CA sheriff department served the Writ of Attachment and took custody of and was holding the Disputed Amount (see Note 4 – Restricted Cash). On July 20, 2020, the Company and ATSCO agreed to settle the dispute. Pursuant to the terms of the settlement, the Company agreed to release the Disputed Amount of restricted cash in exchange for a full release from all claims made by ATSCO related to this matter. On August 28, 2020, ATSCO took possession of the Restricted Cash. Accordingly, as of September 30, 2020, the Company has removed the restricted cash and related accounts payable from its financial statements.

The Company has replaced ATSCO and has entered into new supply relationships with two domestic and one international company to supply porcine and bovine tissues.

On October 8, 2018, Gusrae Kaplan Nusbaum PLLC (“Gusrae”) filed a complaint with the Supreme Court of the State of New York seeking payment of $178,926 plus interest and legal costs for invoices to the Company dated from November 2016 to December 2017. In July 2016, the Company retained Gusrae to represent the Company in connection with certain specific matters. The Company believes that Gusrae has not applied all of the payments made by the Company along with billing irregularities and errors and is disputing the amount owed. The Company recorded the disputed invoices in accounts payable and as of June 30, 2020, the Company has fully accrued for the outstanding claim against the Company.

On July 9, 2020, the Company was served with a civil complaint filed in the Superior Court for the State of California, County of Orange by a former employee, Robert Rankin, who resigned as the Company’s Chief Financial Officer, Secretary and Treasurer on March 30, 2020. The complaint asserts several causes of action, including a cause of action for failure to timely pay Mr. Rankin’s accrued and unused vacation and three months’ severance under his July 16, 2018 employment agreement with the Company. The complaint seeks, among other things, back pay, unpaid wages, compensatory damages, punitive damages, attorneys’ fees, and costs. The Company intends to vigorously defend the claims, investigate the allegations, and assert counterclaims.

Note 9 – Commitments and Contingencies

Litigations Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

On September 21, 2018, ATSCO, Inc., filed a complaint with the Superior Court seeking payment of $809,520 plus legal costs for disputed invoices to the Company dated from 2015 to June 30, 2018. The Company had entered into a Services and Material Supply Agreement (“Agreement”), dated March 4, 2016 for ATSCO to supply porcine and bovine tissue. The Company is disputing the amount owed and that the Agreement called for a fixed monthly fee regardless of whether tissue was delivered to the Company. On January 18, 2019, the Orange County Superior Court granted a Right to Attach Order and Order for Issuance of Writ of Attachment in the amount of $810,055. We contend at least $188,000 of the ATSCO claim relates to a wholly separate company, and over $500,000 of the claim is attributable to invoices sent without delivery of any tissue to the Company. The Company also believes it has numerous defenses and rights of setoff including without limitation: that ATSCO had an obligation to mitigate claimed damages, particularly when they were not delivering tissues; $188,000 of the amount that ATSCO is seeking are for invoices to Hancock Jaffe Laboratory Aesthetics, Inc. (in which the Company owns a minority interest of 28.0%) and is not the obligation of the Company; the Company has a right of setoff against any amounts owed to ATSCO for 120,000 shares of the Company’s stock transferred to ATSCO’s principal and owner; the yields of the materials delivered by ATSCO to the Company were inferior; and the Agreement was constructively terminated. On March 26, 2019, ATSCO filed a First Amended Complaint with the Superior Court increasing its claim to $1,606,820 plus incidental damages and interest, on the basis of an alleged additional oral promise not alleged in its original Complaint. The Company recently deposed ATSCO’s sole owner and principal and believes that the merits of its key defenses have been buttressed and supported as a result. While the Company expects and intends to continue a vigorous defense, the Company and ATSCO have recently agreed to proceed with informal settlement discussions. A trial date of July 20, 2020 has been set by the court. The Company recorded the disputed invoices in accounts payable and as of December 31, 2019, the Company believes that it has fully accrued for the outstanding claims against the Company. The Company has entered into new supply relationships with one domestic and one international company to supply porcine and bovine tissues.

On October 8, 2018, Gusrae Kaplan Nusbaum PLLC (“Gusrae”) filed a complaint with the Supreme Court of the State of New York seeking payment of $178,926 plus interest and legal costs for invoices to the Company dated from November 2016 to December 2017. In July 2016, the Company retained Gusrae to represent the Company in connection with certain specific matters. The Company believes that Gusrae has not applied all of the payments made by the Company along with billing irregularities and errors and is disputing the amount owed. The Company recorded the disputed invoices in accounts payable and as of December 31, 2019 and 2018, the Company has fully accrued for the outstanding claim against the Company.

On May 31, 2019, the Company entered into an agreement (“Boxer Settlement Agreement”) with Allen Boxer and Donna Mason (collectively, the “Boxer Parties”) for the purposes of settling a previously disclosed dispute in which the Boxer Parties claimed to be owed fees for introducing the Company to Alexander Capital and Network 1 Securities who assisted the Company for the capital raise of the convertible notes issued in 2017 and 2018, which raised over $5.6 million in gross proceeds. Pursuant to the Boxer Settlement Agreement, the Boxer Parties agreed to a complete release of claims of fees relating to past and future capital raises and the Company agreed to issue 157,000 restricted shares of common stock and a five year warrant to purchase 150,000 shares of common stock that vested immediately with an exercise price of $6.00 per share.

Employment Agreement

Senior Vice President and Chief Medical Officer

On July 22, 2016, the Company entered into an employment agreement with Marc H. Glickman, M.D., the Company’s Senior Vice President and Chief Medical Officer (the “Pre-existing Employment Agreement”). On July 26, 2019, the Company entered an employment agreement with Dr. Glickman (the “New Employment Agreement”) that shall supersede the terms of the Pre-existing Employment Agreement. Pursuant to the terms of the New Employment Agreement, Dr. Glickman’s base salary is $350,000 per year, subject to annual review and adjustment at the discretion of the Board. In connection with entering into the New Employment Agreement, Dr. Glickman’s existing one hundred and eighty four thousand five hundred (184,500) options (“Existing Options”) to purchase Company common stock, $0.00001 par value per share (the “Common Stock”) at ten dollars ($10.00) per share until October 1, 2026, were repriced to two dollars ($2.00) per share. This was accounted for as a modification and the excess fair value of $20,295 was expensed since the options had fully vested. Additionally, Dr. Glickman, in connection to the New Employment Agreement shall be granted stock options (“New Options”) for the right to purchase one hundred and eighty thousand (180,000) Common Stock at a price equal to two dollars ($2.00) per share exercisable until July 26, 2029, which shall vest quarterly over a three (3) year period, and shall be granted in accordance with the Hancock Jaffe 2016 Omnibus Incentive Plan (the “Option Plan”), and shall be subject to such other terms and conditions as are set forth in the Option Plan and the option agreement issued pursuant to the Option Plan. The New Options had a grant date fair value of $28,800. Pursuant to the terms of the New Employment Agreement, Dr. Glickman is an at-will employee and is entitled to severance in the event of certain terminations of his employment. In the event that Dr. Glickman’s employment is terminated by the Company without Cause (as defined in the New Employment Agreement), other than by reason of Disability (as defined in the New Employment Agreement), or he resigns for Good Reason (as defined in the New Employment Agreement), subject to his timely executing a release of claims in favor of the Company and in addition to certain other accrued benefits, Dr. Glickman is entitled to receive three months of his base salary for each year that he has been employed by the Company at the time of termination, up to a total of one year of his base salary.